Additional Information to the Items of Profit or Loss (Details) - Schedule of information to the items of profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Additional Information to the Items of Profit or Loss (Details) - Schedule of information to the items of profit or loss [Line Items]
Research and development expenses	$ 2,803	$ 1,990	$ 649
General and administrative expenses	6,509	3,778	1,902
Other expenses, net	109		742
d. Finance income:
Net change in fair value of financial liabilities designated at fair value through profit or loss	(7,832)		(630)
Finance income	(7,832)		(630)
e. Finance expenses:
Issuance expenses related to warrants	1,204	6	835
Exchange rate differences, net	4	3	12
Losses from remeasurement of investment in financial assets	770
Finance expense in respect of leases	15	4	7
Finance expenses from interest and commissions	21	8	18
Finance expenses	2,014	21	872
Wages and related expenses [Member]
Additional Information to the Items of Profit or Loss (Details) - Schedule of information to the items of profit or loss [Line Items]
Research and development expenses	436	357	322
General and administrative expenses	437	256	237
Share-based payment [Member]
Additional Information to the Items of Profit or Loss (Details) - Schedule of information to the items of profit or loss [Line Items]
Research and development expenses	264	27	69
General and administrative expenses	633	16	22
Regulatory, professional and other expenses [Member]
Additional Information to the Items of Profit or Loss (Details) - Schedule of information to the items of profit or loss [Line Items]
Research and development expenses	750	934	119
Research and preclinical studies [Member]
Additional Information to the Items of Profit or Loss (Details) - Schedule of information to the items of profit or loss [Line Items]
Research and development expenses	703	165	139
Clinical studies [Member]
Additional Information to the Items of Profit or Loss (Details) - Schedule of information to the items of profit or loss [Line Items]
Research and development expenses	369	172
Chemistry and formulations [Member]
Additional Information to the Items of Profit or Loss (Details) - Schedule of information to the items of profit or loss [Line Items]
Research and development expenses	281	335
Professional and directors’ fees [Member]
Additional Information to the Items of Profit or Loss (Details) - Schedule of information to the items of profit or loss [Line Items]
General and administrative expenses	2,499	2,417	1,283
Business development expenses [Member]
Additional Information to the Items of Profit or Loss (Details) - Schedule of information to the items of profit or loss [Line Items]
General and administrative expenses	161	5	58
Regulatory expenses [Member]
Additional Information to the Items of Profit or Loss (Details) - Schedule of information to the items of profit or loss [Line Items]
General and administrative expenses	162	165	98
Office maintenance, rent and other expenses [Member]
Additional Information to the Items of Profit or Loss (Details) - Schedule of information to the items of profit or loss [Line Items]
General and administrative expenses	224	135	182
Wellution operating expenses [Member]
Additional Information to the Items of Profit or Loss (Details) - Schedule of information to the items of profit or loss [Line Items]
General and administrative expenses	907
Investor relations and business expenses [Member]
Additional Information to the Items of Profit or Loss (Details) - Schedule of information to the items of profit or loss [Line Items]
General and administrative expenses	1,486	784	22
Impairment of investment in associate [Member]
Additional Information to the Items of Profit or Loss (Details) - Schedule of information to the items of profit or loss [Line Items]
Other expenses, net			742
Group’s share of losses of company accounted for at equity, net [Member]
Additional Information to the Items of Profit or Loss (Details) - Schedule of information to the items of profit or loss [Line Items]
Other expenses, net	$ 109